Investments in and Advances to Unconsolidated Affiliates - Schedule of Investments in and Advances to Unconsolidated Affiliates (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Investments in and advances to unconsolidated affiliates	$ 1,491,497	$ 1,559,034
CityCenter Holdings, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Investments in and advances to unconsolidated affiliates	1,136,452	1,221,306
Elgin Riverboat Resort-Riverboat Casino [Member]
Schedule Of Equity Method Investments [Line Items]
Investments in and advances to unconsolidated affiliates	122,500	141,162
Marina District Development Company [Member]
Schedule Of Equity Method Investments [Line Items]
Investments in and advances to unconsolidated affiliates	134,454	109,252
Other [Member]
Schedule Of Equity Method Investments [Line Items]
Investments in and advances to unconsolidated affiliates	$ 98,091	$ 87,314